CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
REVENUE	$ 3,500,970	$ 0	$ 3,500,970	$ 0
COST OF GOODS SOLD	2,767,239	0	2,767,239	0
GROSS PROFIT	733,731	0	733,731	0
OPERATING EXPENSES:
Selling, general and administrative	406,940	34,782	531,793	120,866
Salaries, wages and payroll taxes	1,007,453	0	1,007,453	187
Professional fees	1,680,600	0	1,901,572	48,297
Depreciation and amortization	91,222	12,757	116,736	38,271
Debt transaction expenses	33,000	0	184,950	0
TOTAL OPERATING EXPENSES	3,219,215	47,539	3,742,504	207,621
NET OPERATING LOSS	(2,485,484)	(47,539)	(3,008,773)	(207,621)
OTHER INCOME (EXPENSE):
Interest expense	(320,706)	(37,318)	(671,290)	(97,842)
Gain on settlement of debt	785,240	0	785,240	1,000
TOTAL OTHER INCOME (EXPENSE)	798,655	(126,483)	1,084,462	(180,940)
NET LOSS	(1,686,829)	(174,022)	(1,924,311)	(388,561)
Net Loss attributable to noncontrolling interests in variable interest entity and subsidiary	15,838	0	15,838	0
Net loss attributable to Company stockholders	$ (1,670,991)	$ (174,022)	$ (1,908,473)	$ (388,561)
LOSS PER SHARE:
Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic and Diluted	4,835,935,495	2,355,108,904	4,679,197,410	1,754,933,152